UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) (USD $)	3 Months Ended								12 Months Ended
	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
UNALLOCATED RESERVE AND DISTRIBUTIONS
Cash and U.S. Government Securities	$ 8,435,591				$ 7,373,331				$ 8,435,591	$ 7,373,331
Distribution Payable	(7,478,406)				(6,428,805)				(7,478,406)	(6,428,805)
Unallocated Cash and U.S. Government Securities	957,185				944,526				957,185	944,526
Reconciliation of Unallocated Reserve
Unallocated Reserve at the beginning of the period				1,182,222					1,182,222
Net Income	5,092,605	6,136,515	7,624,780	2,202,389	4,787,533	11,624,026	10,873,286	3,369,892	21,056,289	30,654,737	33,237,332
Distributions Declared									(21,254,417)
Unallocated Reserve at the end of the period	984,094				1,182,222				984,094	1,182,222
Distributed cash payments									20,204,816	34,046,426	31,750,424
Distributed cash payments (in dollars per unit)									$ 1.540	$ 2.595	$ 2.42
Distribution declared per unit of beneficial interest (in dollars per unit)									$ 0.57
Within a range of not less
UNALLOCATED RESERVE AND DISTRIBUTIONS
Unallocated Cash and U.S. Government Securities	500,000								500,000
Within a range of not more
UNALLOCATED RESERVE AND DISTRIBUTIONS
Unallocated Cash and U.S. Government Securities	$ 1,000,000								$ 1,000,000